REGIONS MORGAN KEEGAN SELECT FUNDS
          Regions Morgan Keegan Select Limited Maturity Government Fund

                         Supplement dated April 1, 2005
                                     to the
                         Prospectus dated April 1, 2005


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS FOR REGIONS MORGAN KEEGAN SELECT FUNDS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Regions Morgan Keegan Select Limited Maturity Government Fund
-------------------------------------------------------------

Effective April 12, 2005, Regions Morgan Keegan Select Limited Maturity Government Fund will change its name to Regions Morgan Keegan Select Limited Maturity Fixed Income Fund and have a policy that requires it, under normal circumstances, to invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments. Until then, the Fund is required to continue to invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. government investments.

                       REGIONS MORGAN KEEGAN SELECT FUNDS
          Regions Morgan Keegan Select Limited Maturity Government Fund

                         Supplement dated April 1, 2005
                                     to the
             Statement of Additional Information dated April 1, 2005


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION FOR REGIONS MORGAN KEEGAN SELECT FUNDS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Regions Morgan Keegan Select Limited Maturity Government Fund
-------------------------------------------------------------

Effective April 12, 2005, Regions Morgan Keegan Select Limited Maturity Government Fund will change its name to Regions Morgan Keegan Select Limited Maturity Fixed Income Fund and have a policy that requires it, under normal circumstances, to invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments. Until then, the Fund is required to continue to invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. government investments.

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